Note 14 - Investments - Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Investment			$ 14,147	$ 18,060
Investment in Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%	50.00%
Investment			14,147
Investment in US-NC-31 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	14.45%
Investment				10,529
Investment in US-NC-47 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	10.00%
Investment				$ 7,531